Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 581,977	$ 533,732	$ 736,654	$ 691,710
Cost of revenues:
Total cost of revenues	116,592	104,249	144,150	131,324
Gross profit	465,385	429,483	592,504	560,386
Operating expenses:
Research and development	139,570	136,617	183,552	175,032
Selling and marketing	107,551	111,889	155,294	160,635
General and administrative	85,275	71,415	97,580	89,328
Amortization of Purchased Intangibles			14,213	14,000
Amortization of Intangible Assets	10,984	10,402	18,008	16,840
Total operating expenses	369,510	330,323	450,639	438,995
Income from operations	95,875	99,160	141,865	121,391
Interest expense, net			(8,199)	(8,765)
Other income (expense), net	6,756	(14,053)	(5,557)	236
Income before income taxes	98,181	78,604	128,109	112,862
Provision for income taxes	22,145	11,759	23,738	(29,250)
Equity in loss of joint venture, net of tax	1,447	0	1,275
Net income	74,589	66,845	103,096	142,112
Less: Net income attributable to participating securities	(4)	(10)	(8)	(4)
Net income attributable to Class A and Class B common stockholders	$ 74,585	$ 66,835	$ 103,088	$ 142,108
Per share information:
Net income per share, basic (USD per share)	$ 0.26	$ 0.23	$ 0.36	$ 0.50
Net income per share, diluted (USD per share)	$ 0.25	$ 0.23	$ 0.35	$ 0.49
Weighted average shares outstanding, basic (in shares)	287,063,892	286,024,263	284,625,642	285,805,096
Weighted average shares outstanding, diluted	10,187,457	8,562,091	293,796,707	292,624,496
Subscriptions
Revenues:
Total revenues	$ 501,011	$ 445,338	$ 608,300	$ 557,421
Perpetual licenses
Revenues:
Total revenues	36,020	38,255	59,693	61,065
Subscriptions and licenses
Revenues:
Total revenues	537,031	483,593	667,993	618,486
Cost of revenues:
Total cost of revenues	66,466	48,201	71,578	55,113
Services
Revenues:
Total revenues	44,946	50,139	68,661	73,224
Cost of revenues:
Total cost of revenues	$ 50,126	$ 56,048	$ 72,572	$ 76,211